Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2019 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 04/15/2021	$186,000,000	$187,765,548
2.000%, 08/31/2021	352,200,000	354,373,736
1.125%, 09/30/2021	750,575,000	742,893,330
1.875%, 03/31/2022	100,940,000	101,626,077
1.625%, 08/31/2022	686,625,000	687,215,072
Total U.S. Treasury Securities		2,073,873,763	32.0%

Other Government Related Securities
CNOOC Finance 2012 Ltd.,
3.875%, 05/02/2022 (1)(2)	15,137,000	15,627,607
Industrial Bank of Korea,
2.866%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	2,150,000	2,155,138
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	8,000,000	8,004,952
Sinopec Group Overseas Development [2017] Ltd.,
2.375%, 04/12/2020 (1)(2)	10,125,000	10,123,178
Syngenta Finance NV:
3.933%, 04/23/2021 (1)(2)	10,000,000	10,183,184
3.125%, 03/28/2022 (1)	5,000,000	5,027,851
Total Other Government Related Securities		51,121,910	0.8%

Corporate Bonds
Industrials
Abbott Laboratories,
2.900%, 11/30/2021	4,440,000	4,520,275
Actavis Funding SCS:
3.000%, 03/12/2020 (1)	3,900,000	3,911,141
3.387%, 03/12/2020 (3 Month LIBOR USD + 1.255%) (1)(3)	1,000,000	1,003,971
Agilent Technologies, Inc.,
3.875%, 07/15/2023	7,500,000	7,882,029
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	33,135,000	33,356,767
Allergan Funding SCS,
3.450%, 03/15/2022 (1)	6,975,000	7,147,848
Anglo American Capital PLC:
4.125%, 04/15/2021 (1)(2)	27,850,000	28,409,785
3.750%, 04/10/2022 (1)(2)	5,000,000	5,134,025
ArcelorMittal:
5.500%, 03/01/2021 (1)	4,158,000	4,329,851
6.250%, 02/25/2022 (1)	28,418,000	30,707,070
AT&T, Inc.,
2.800%, 02/17/2021	11,025,000	11,116,849
AutoNation, Inc.:
5.500%, 02/01/2020	3,369,000	3,404,311
3.350%, 01/15/2021	4,603,000	4,646,225
Bayer US Finance II LLC:
3.500%, 06/25/2021 (2)	26,245,000	26,770,620
2.200%, 07/15/2022 (2)	2,250,000	2,212,013
Beam Suntory, Inc.,
3.250%, 05/15/2022	8,875,000	9,024,172
Becton Dickinson and Co.:
2.404%, 06/05/2020	10,350,000	10,358,460
3.125%, 11/08/2021	1,000,000	1,016,602
2.894%, 06/06/2022	22,500,000	22,842,179
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	2,475,000	2,483,109
Broadcom, Inc.:
3.000%, 01/15/2022	30,095,000	30,386,162
3.125%, 10/15/2022 (2)	5,060,000	5,123,502
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	10,425,000	10,537,793
Campbell Soup Co.,
3.300%, 03/15/2021	9,700,000	9,839,929
Cardinal Health, Inc.,
3.200%, 06/15/2022	9,922,000	10,113,309
Carlisle Companies, Inc.:
5.125%, 12/15/2020	2,950,000	3,039,642
3.750%, 11/15/2022	2,230,000	2,296,424
Celanese US Holdings LLC,
4.625%, 11/15/2022	3,395,000	3,612,190
Celgene Corp.,
2.875%, 02/19/2021	7,000,000	7,067,422
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	7,692,308	7,700,682
Charter Communications Operating LLC:
3.579%, 07/23/2020	3,150,000	3,178,212
4.464%, 07/23/2022	15,835,000	16,671,420
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.003%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	5,050,000	5,061,757
Cigna Corp.,
3.400%, 09/17/2021	3,000,000	3,067,397
CK Hutchison International Ltd.,
2.250%, 09/29/2020 (1)(2)	20,000,000	19,976,800
CNH Industrial Capital LLC:
4.375%, 11/06/2020	9,810,000	9,983,637
4.875%, 04/01/2021	2,554,000	2,643,850
3.875%, 10/15/2021	13,460,000	13,808,883
4.375%, 04/05/2022	4,102,000	4,259,599
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020	6,575,000	6,612,012
Conagra Brands, Inc.:
4.950%, 08/15/2020	4,500,000	4,592,959
2.512%, 10/09/2020 (3 Month LIBOR USD + 0.500%) (3)	20,000,000	19,997,963
3.800%, 10/22/2021	4,950,000	5,108,678
Constellation Brands, Inc.:
2.858%, 11/15/2021 (3 Month LIBOR USD + 0.700%) (3)	10,020,000	10,020,012
3.200%, 02/15/2023	9,650,000	9,945,083
CVS Health Corp.:
3.350%, 03/09/2021	10,462,000	10,629,299
2.125%, 06/01/2021	5,000,000	4,994,962
Daimler Finance North America LLC:
3.350%, 05/04/2021 (2)	15,000,000	15,247,108
3.400%, 02/22/2022 (2)	13,000,000	13,299,164
Deutsche Telekom International Finance BV,
2.582%, 01/17/2020 (3 Month LIBOR USD + 0.580%) (1)(2)(3)	8,000,000	8,009,508
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	21,922,000	22,603,945
5.450%, 06/15/2023 (2)	10,000,000	10,882,784
Discovery Communications LLC,
4.375%, 06/15/2021	4,650,000	4,807,941
Domtar Corp.,
4.400%, 04/01/2022	4,775,000	4,957,488
DuPont de Nemours, Inc.,
3.766%, 11/15/2020	10,000,000	10,184,082
DXC Technology Co.:
3.082%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	1,538,000	1,537,112
4.450%, 09/18/2022	13,050,000	13,704,594
Eastman Chemical Co.,
3.500%, 12/01/2021	8,000,000	8,178,662
Elanco Animal Health, Inc.,
3.912%, 08/27/2021	32,689,000	33,478,267
EMD Finance LLC,
2.950%, 03/19/2022 (2)	12,400,000	12,547,521
Enbridge Energy Partners LP,
4.375%, 10/15/2020	9,805,000	10,010,209
Encana Corp.,
3.900%, 11/15/2021 (1)	32,690,000	33,489,122
Energy Transfer Operating LP,
4.250%, 03/15/2023	15,933,000	16,646,212
Energy Transfer Partners LP,
4.150%, 10/01/2020	12,875,000	13,066,919
Energy Transfer Partners LP / Regency Energy Finance Corp.:
5.750%, 09/01/2020	1,300,000	1,328,878
5.000%, 10/01/2022	1,430,000	1,517,218
EQT Corp.:
2.500%, 10/01/2020	15,000,000	14,976,183
4.875%, 11/15/2021	12,000,000	12,310,228
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	1,450,000	1,457,385
Express Scripts Holding Co.:
2.600%, 11/30/2020	14,625,000	14,688,551
2.874%, 11/30/2020 (3 Month LIBOR USD + 0.750%) (3)	7,000,000	7,000,568
3.300%, 02/25/2021	5,000,000	5,065,878
FedEx Corp.,
3.400%, 01/14/2022	7,000,000	7,177,240
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	150,000	152,000
2.250%, 08/15/2021	12,000,000	12,016,619
Fiserv, Inc.:
4.750%, 06/15/2021	3,220,000	3,352,801
3.500%, 10/01/2022	6,350,000	6,595,560
Flowserve Corp.,
4.000%, 11/15/2023	1,669,000	1,721,752
FMC Corp.:
5.200%, 12/15/2019	4,671,000	4,694,297
3.950%, 02/01/2022	13,172,000	13,567,375
Ford Motor Credit Co. LLC:
2.681%, 01/09/2020	5,000,000	4,999,636
3.200%, 01/15/2021	4,705,000	4,711,291
3.470%, 04/05/2021	2,500,000	2,512,564
2.979%, 08/03/2022	15,000,000	14,876,593
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	20,045,000	21,059,034
Fox Corp.,
3.666%, 01/25/2022 (2)	5,000,000	5,162,510
Fresenius Medical Care US Finance II, Inc.:
4.125%, 10/15/2020 (2)	19,325,000	19,565,228
5.875%, 01/31/2022 (2)	1,000,000	1,067,077
Fresenius Medical Care US Finance, Inc.,
5.750%, 02/15/2021 (2)	4,907,000	5,109,967
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	1,525,000	1,597,714
General Electric Co.,
3.150%, 09/07/2022	25,175,000	25,554,248
General Mills, Inc.,
3.200%, 04/16/2021	5,000,000	5,076,651
General Motors Financial Co., Inc.:
3.009%, 08/07/2020 (3 Month LIBOR USD + 0.800%) (3)	7,000,000	7,013,043
3.700%, 11/24/2020	1,409,000	1,426,613
4.200%, 03/01/2021	1,215,000	1,241,163
3.550%, 04/09/2021	4,750,000	4,819,182
3.200%, 07/06/2021	8,500,000	8,587,178
4.200%, 11/06/2021	5,000,000	5,158,277
3.550%, 07/08/2022	5,000,000	5,102,334
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (1)	5,511,000	5,594,510
Georgia-Pacific LLC,
5.400%, 11/01/2020 (2)	9,974,000	10,317,277
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	18,000,000	18,828,000
4.250%, 10/25/2022 (1)(2)	5,760,000	6,008,256
Grupo Bimbo SAB de CV:
4.875%, 06/30/2020 (1)(2)	28,075,000	28,561,749
4.500%, 01/25/2022 (1)(2)	3,799,000	3,948,603
Harris Corp.,
2.700%, 04/27/2020	1,010,000	1,012,022
Hewlett Packard Enterprise Co.:
3.500%, 10/05/2021	5,000,000	5,125,824
2.250%, 04/01/2023	23,000,000	22,926,607
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (1)(2)	6,657,000	6,709,633
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	8,200,000	8,574,403
Hyundai Capital America:
2.750%, 09/18/2020 (2)	10,000,000	10,019,524
3.450%, 03/12/2021 (2)	5,000,000	5,062,863
2.450%, 06/15/2021 (2)	1,000,000	998,994
3.750%, 07/08/2021 (2)	2,650,000	2,703,741
3.950%, 02/01/2022 (2)	5,024,000	5,162,854
3.000%, 06/20/2022 (2)	5,000,000	5,037,888
IDEX Corp.,
4.200%, 12/15/2021	14,244,000	14,690,619
IHS Markit Ltd.,
5.000%, 11/01/2022 (1)(2)	4,613,000	4,913,459
Kerry Group Financial Services Unltd Co.,
3.200%, 04/09/2023 (1)(2)	13,325,000	13,526,119
Keurig Dr Pepper, Inc.:
3.551%, 05/25/2021	2,855,000	2,916,023
2.530%, 11/15/2021	23,880,000	23,946,432
Keysight Technologies, Inc.,
3.300%, 10/30/2019	29,250,000	29,255,474
Kinder Morgan Energy Partners LP:
6.500%, 04/01/2020	22,000	22,451
5.000%, 10/01/2021	13,000,000	13,596,460
Kraft Heinz Foods Co.,
2.751%, 02/10/2021 (3 Month LIBOR USD + 0.570%) (3)	15,000,000	14,967,576
Leggett & Platt, Inc.,
3.400%, 08/15/2022	10,000,000	10,172,103
Lennar Corp.,
8.375%, 01/15/2021	2,337,000	2,503,511
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	17,775,000	18,954,244
Marathon Petroleum Corp.,
3.400%, 12/15/2020	15,375,000	15,544,724
Martin Marietta Materials, Inc.:
2.656%, 12/20/2019 (3 Month LIBOR USD + 0.500%) (3)	1,250,000	1,250,212
2.800%, 05/22/2020 (3 Month LIBOR USD + 0.650%) (3)	5,575,000	5,582,655
Masco Corp.:
7.125%, 03/15/2020	40,000	40,792
3.500%, 04/01/2021	3,881,000	3,934,325
5.950%, 03/15/2022	10,800,000	11,615,449
Maxim Integrated Products, Inc.,
3.375%, 03/15/2023	2,190,000	2,254,384
McKesson Corp.,
3.650%, 11/30/2020	9,850,000	10,010,282
Microchip Technology, Inc.,
3.922%, 06/01/2021	33,643,000	34,362,154
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022 (2)	10,000,000	10,258,109
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (2)	31,453,000	31,503,759
Mosaic Co.:
3.750%, 11/15/2021	2,850,000	2,913,347
3.250%, 11/15/2022	1,693,000	1,729,754
Motiva Enterprises LLC,
5.750%, 01/15/2020 (2)	3,106,000	3,132,871
MPLX LP,
3.500%, 12/01/2022 (2)	1,930,000	1,984,774
Mylan NV,
3.750%, 12/15/2020 (1)	5,263,000	5,343,046
Mylan, Inc.,
3.125%, 01/15/2023 (2)	3,000,000	3,030,986
Newmont Goldcorp Corp.,
3.625%, 06/09/2021	4,900,000	4,991,241
Nissan Motor Acceptance Corp.:
2.150%, 07/13/2020 (2)	20,000,000	19,978,229
2.150%, 09/28/2020 (2)	4,300,000	4,293,568
Norfolk Southern Railway Co.,
9.750%, 06/15/2020	2,000,000	2,105,061
Northern Border Pipeline Co.,
7.500%, 09/15/2021	4,500,000	4,888,357
Nutrien Ltd.:
4.875%, 03/30/2020 (1)	13,000,000	13,158,211
3.150%, 10/01/2022 (1)	1,000,000	1,019,180
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	12,565,000	12,803,608
NXP Semiconductors N.V.,
4.625%, 06/15/2022 (1)(2)	5,650,000	5,913,738
Occidental Petroleum Corp.:
2.700%, 08/15/2022	17,650,000	17,814,241
3.637%, 08/15/2022 (3 Month LIBOR USD + 1.450%) (3)	4,250,000	4,278,050
Panasonic Corp.,
2.536%, 07/19/2022 (1)(2)	15,000,000	15,090,867
Penske Truck Leasing Co.,
3.650%, 07/29/2021 (2)	5,000,000	5,115,911
Pentair Finance SA,
2.650%, 12/01/2019 (1)	10,503,000	10,503,457
PerkinElmer, Inc.,
5.000%, 11/15/2021	2,500,000	2,625,552
Pernod Ricard SA,
5.750%, 04/07/2021 (1)(2)	6,375,000	6,708,527
Perrigo Finance Unlimited Co.:
3.500%, 03/15/2021 (1)	3,349,000	3,364,555
3.500%, 12/15/2021 (1)	7,355,000	7,355,328
Reckitt Benckiser Treasury Services PLC,
2.695%, 06/24/2022 (3 Month LIBOR USD + 0.560%) (1)(2)(3)	2,000,000	1,993,071
Reliance Holding USA, Inc.,
4.500%, 10/19/2020 (2)	17,178,000	17,510,732
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,400,000	1,419,250
Rolls-Royce PLC,
2.375%, 10/14/2020 (1)(2)	5,000,000	5,005,608
Roper Technologies, Inc.,
3.125%, 11/15/2022	10,000,000	10,266,794
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/2020 (1)	5,000,000	5,020,165
Ryder System, Inc.:
3.500%, 06/01/2021	6,700,000	6,845,128
2.875%, 06/01/2022	5,000,000	5,079,854
Sabine Pass Liquefaction LLC:
5.625%, 02/01/2021	16,975,000	17,533,747
5.625%, 04/15/2023	15,800,000	17,167,837
Seagate HDD Cayman,
4.250%, 03/01/2022 (1)	7,211,000	7,446,762
Shire Acquisitions Investments Ireland DAC,
2.400%, 09/23/2021 (1)	19,530,000	19,620,479
Smithfield Foods, Inc.:
2.700%, 01/31/2020 (2)	14,875,000	14,866,199
2.650%, 10/03/2021 (2)	17,740,000	17,570,196
3.350%, 02/01/2022 (2)	1,000,000	1,002,981
Smiths Group PLC,
3.625%, 10/12/2022 (1)(2)	1,475,000	1,494,286
Spirit AeroSystems, Inc.:
2.919%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	9,625,000	9,616,955
3.950%, 06/15/2023	3,515,000	3,645,181
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	25,600,000	25,672,129
Tech Data Corp.,
3.700%, 02/15/2022	20,000,000	20,448,481
Telefonica Emisiones SA,
5.462%, 02/16/2021 (1)	12,577,000	13,128,924
Teva Pharmaceutical Finance Netherlands III BV,
2.200%, 07/21/2021 (1)	15,654,000	14,323,410
Texas Gas Transmission LLC,
4.500%, 02/01/2021 (2)	6,286,000	6,407,045
Time Warner Cable LLC,
4.000%, 09/01/2021	9,706,000	9,930,382
Total System Services, Inc.:
3.800%, 04/01/2021	30,693,000	31,337,945
3.750%, 06/01/2023	4,550,000	4,735,255
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	1,025,000	1,117,569
TTX Co.,
4.400%, 05/01/2021 (2)	2,100,000	2,163,858
United Technologies Corp.:
2.818%, 08/16/2021 (3 Month LIBOR USD + 0.650%) (3)	5,800,000	5,800,518
3.350%, 08/16/2021	3,000,000	3,077,477
Vale Overseas Ltd.,
4.375%, 01/11/2022 (1)	1,968,000	2,031,960
Verisk Analytics, Inc.,
5.800%, 05/01/2021	9,011,000	9,494,874
Verizon Communications, Inc.,
2.946%, 03/15/2022	31,030,000	31,771,899
Vodafone Group PLC,
2.991%, 01/16/2024 (3 Month LIBOR USD + 0.990%) (1)(3)	15,000,000	15,128,685
Volkswagen Group of America Finance LLC:
2.400%, 05/22/2020 (2)	5,270,000	5,272,764
4.000%, 11/12/2021 (2)	24,700,000	25,526,719
Vulcan Materials Co.:
2.719%, 06/15/2020 (3 Month LIBOR USD + 0.600%) (3)	11,730,000	11,736,548
2.782%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	16,433,000	16,446,584
WestRock RKT LLC,
4.900%, 03/01/2022	4,100,000	4,337,538
Williams Companies, Inc.:
7.875%, 09/01/2021	3,065,000	3,374,370
3.700%, 01/15/2023	22,537,000	23,306,243
Williams Partners LP:
3.600%, 03/15/2022	4,750,000	4,879,107
3.350%, 08/15/2022	235,000	240,375
Zimmer Biomet Holdings, Inc.,
2.914%, 03/19/2021 (3 Month LIBOR USD + 0.750%) (3)	695,000	695,012
Zimmer Holdings, Inc.:
2.700%, 04/01/2020	27,785,000	27,832,417
3.150%, 04/01/2022	2,690,000	2,741,949
Zoetis, Inc.,
3.450%, 11/13/2020	8,482,000	8,591,611
Total Industrials		2,022,673,750	31.2%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	9,979,000	10,400,335
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)	30,000,000	30,111,457
EDP Finance BV:
4.125%, 01/15/2020 (1)(2)	12,271,000	12,301,678
5.250%, 01/14/2021 (1)(2)	2,840,000	2,932,601
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	14,733,000	14,927,764
4.250%, 09/14/2023 (1)(2)	1,100,000	1,168,218
Exelon Corp.:
5.150%, 12/01/2020	8,275,000	8,496,639
2.450%, 04/15/2021	955,000	957,139
Fortis, Inc.,
2.100%, 10/04/2021 (1)	2,100,000	2,093,081
Mississippi Power Co.,
2.750%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	5,475,000	5,477,093
NextEra Energy Capital Holdings, Inc.,
2.403%, 09/01/2021	6,775,000	6,816,801
NV Energy, Inc.,
6.250%, 11/15/2020	1,668,000	1,742,073
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (2)	5,370,420	5,716,855
Sempra Energy,
2.501%, 01/15/2021 (3 Month LIBOR USD + 0.500%) (3)	1,460,000	1,458,419
Southern Power Co.,
1.950%, 12/15/2019	4,600,000	4,598,214
UIL Holdings Corp.,
4.625%, 10/01/2020	1,750,000	1,785,021
Total Utilities		110,983,388	1.7%

Financials
ABN AMRO Bank NV,
3.400%, 08/27/2021 (1)(2)	15,250,000	15,567,991
AerCap Holdings N.V.:
4.500%, 05/15/2021 (1)	7,275,000	7,510,546
4.450%, 12/16/2021 (1)	25,000,000	25,994,545
AIG Global Funding,
2.300%, 07/01/2022 (2)	8,775,000	8,798,575
Air Lease Corp.:
3.875%, 04/01/2021	6,885,000	7,031,942
3.375%, 06/01/2021	3,000,000	3,047,422
2.625%, 07/01/2022	1,609,000	1,615,555
2.750%, 01/15/2023	21,150,000	21,395,208
American International Group, Inc.,
6.400%, 12/15/2020	16,900,000	17,758,992
Ameriprise Financial, Inc.,
3.000%, 03/22/2022	6,300,000	6,416,813
Anthem, Inc.,
2.500%, 11/21/2020	14,325,000	14,395,699
ANZ New Zealand (Int'l) Ltd.,
2.125%, 07/28/2021 (1)(2)	2,388,000	2,383,849
Assurant, Inc.,
3.363%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	1,276,000	1,276,114
Bank of America Corp.:
5.875%, 01/05/2021	10,000,000	10,459,074
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	10,000,000	10,015,776
2.328%, 10/01/2021 (3 Month LIBOR USD + 0.630%) (3)	10,000,000	10,011,208
3.499%, 05/17/2022 (3 Month LIBOR USD + 0.630%) (3)	5,000,000	5,099,194
Banque Federative du Credit Mutuel SA,
2.700%, 07/20/2022 (1)(2)	3,000,000	3,039,441
Barclays Bank PLC:
5.140%, 10/14/2020 (1)	5,606,000	5,732,555
10.180%, 06/12/2021 (1)(2)	7,179,000	8,029,255
Barclays PLC:
2.875%, 06/08/2020 (1)	3,000,000	3,002,820
3.250%, 01/12/2021 (1)	10,950,000	11,029,322
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	5,000,000	5,192,239
BBVA USA:
3.500%, 06/11/2021	16,200,000	16,467,917
2.875%, 06/29/2022	18,861,000	19,115,381
BNP Paribas SA:
2.950%, 05/23/2022 (1)(2)	23,125,000	23,489,835
3.500%, 03/01/2023 (1)(2)	10,794,000	11,140,945
BNZ International Funding Ltd.:
2.900%, 02/21/2022 (1)(2)	1,950,000	1,979,258
3.375%, 03/01/2023 (1)(2)	15,305,000	15,814,851
BPCE SA,
3.000%, 05/22/2022 (1)(2)	32,127,000	32,600,823
Canadian Imperial Bank of Commerce,
2.606%, 07/22/2023 (3 Month LIBOR USD + 0.785%) (1)(3)	23,650,000	23,795,197
Capital One Financial Corp.,
3.450%, 04/30/2021	7,125,000	7,254,038
Capital One NA,
3.375%, 02/15/2023	25,282,000	26,052,548
Citigroup, Inc.,
2.700%, 03/30/2021	10,000,000	10,093,816
Citizens Bank NA,
3.250%, 02/14/2022	3,000,000	3,072,987
CNA Financial Corp.,
5.750%, 08/15/2021	6,000,000	6,372,673
Compass Bank,
5.500%, 04/01/2020	1,360,000	1,381,154
Cooperatieve Rabobank UA,
3.950%, 11/09/2022 (1)	31,045,000	32,333,967
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	19,895,000	20,339,169
3.750%, 04/24/2023 (1)(2)	3,380,000	3,532,554
Credit Suisse,
3.450%, 04/16/2021 (1)	7,000,000	7,115,318
Credit Suisse AG,
5.400%, 01/14/2020 (1)	8,384,000	8,458,162
Credit Suisse Group AG,
2.997%, 12/14/2023 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	8,000,000	8,080,739
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 09/15/2022 (1)	4,650,000	4,835,439
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	9,750,000	9,905,334
DBS Group Holdings Ltd.,
2.850%, 04/16/2022 (1)(2)	10,000,000	10,129,093
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	4,575,000	4,573,152
3.125%, 01/13/2021 (1)	5,515,000	5,525,058
3.150%, 01/22/2021 (1)	7,400,000	7,394,858
4.250%, 10/14/2021 (1)	5,400,000	5,485,705
5.000%, 02/14/2022 (1)	10,000,000	10,362,770
Discover Bank:
8.700%, 11/18/2019	7,395,000	7,452,191
3.100%, 06/04/2020	8,735,000	8,782,242
Discover Financial Services,
5.200%, 04/27/2022	10,443,000	11,165,848
First Horizon National Corp.,
3.500%, 12/15/2020	11,148,000	11,270,955
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	3,850,000	3,932,356
First Tennessee Bank NA,
2.950%, 12/01/2019	15,786,000	15,791,027
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	8,000,000	7,980,700
Goldman Sachs Group, Inc.:
3.000%, 04/26/2022	5,000,000	5,054,350
2.876%, 10/31/2022 (3 Month LIBOR USD + 0.821%) (3)	12,000,000	12,136,942
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	8,280,000	8,387,072
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	14,200,000	14,390,731
Guardian Life Global Funding,
2.000%, 04/26/2021 (2)	7,825,000	7,820,761
HSBC Holdings PLC:
3.400%, 03/08/2021 (1)	5,400,000	5,484,971
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	28,200,000	28,707,359
HSBC USA, Inc.,
5.000%, 09/27/2020	4,805,000	4,937,496
Humana, Inc.,
2.500%, 12/15/2020	9,625,000	9,646,937
Huntington Bancshares, Inc.,
3.150%, 03/14/2021	1,335,000	1,352,965
Huntington National Bank,
3.250%, 05/14/2021	5,000,000	5,084,389
ING Bank NV:
5.000%, 06/09/2021 (1)(2)	7,250,000	7,595,009
5.800%, 09/25/2023 (1)(2)	5,000,000	5,548,219
ING Groep NV,
3.150%, 03/29/2022 (1)	3,700,000	3,783,364
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	9,377,000	9,605,824
Jefferies Group LLC:
6.875%, 04/15/2021	10,291,000	10,935,754
5.125%, 01/20/2023	3,000,000	3,228,396
JPMorgan Chase & Co.:
2.295%, 08/15/2021	10,550,000	10,567,658
3.514%, 06/18/2022 (3 Month LIBOR USD + 0.610%) (3)	23,010,000	23,529,143
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	18,000,000	17,993,880
KeyBank NA,
3.180%, 05/22/2022	10,472,000	10,745,051
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022 (2)	3,000,000	3,180,080
Lloyds Bank PLC:
6.500%, 09/14/2020 (1)(2)	1,543,000	1,597,326
3.000%, 01/11/2022 (1)	10,000,000	10,102,516
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	21,704,000	21,745,926
Macquarie Bank Ltd.,
6.625%, 04/07/2021 (1)(2)	1,965,000	2,082,737
Macquarie Group Ltd.,
3.547%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	4,000,000	4,076,890
Manufacturers & Traders Trust Co.,
3.259%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	282,000	282,137
Marsh & McLennan Companies, Inc.:
3.500%, 12/29/2020	8,025,000	8,153,075
2.750%, 01/30/2022	7,010,000	7,115,763
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	15,000,000	14,978,968
2.623%, 07/18/2022 (1)	10,000,000	10,090,372
Mitsubishi UFJ Lease & Finance Co. Ltd.:
3.406%, 02/28/2022 (1)(2)	5,200,000	5,302,132
2.652%, 09/19/2022 (1)(2)	3,000,000	3,009,327
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	12,750,000	12,804,364
3.481%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	3,000,000	3,047,640
2.273%, 09/13/2021 (1)	8,530,000	8,524,741
2.953%, 02/28/2022 (1)	8,700,000	8,824,551
Morgan Stanley:
3.146%, 01/20/2022 (3 Month LIBOR USD + 1.180%) (3)	10,000,000	10,096,880
2.883%, 07/22/2022 (3 Month LIBOR USD + 0.930%) (3)	10,000,000	10,076,090
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	5,000,000	5,221,792
Nationwide Building Society,
3.622%, 04/26/2023 (3 Month LIBOR USD + 1.181%) (1)(2)(3)	18,635,000	18,997,342
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,797,000	1,862,041
Nordea Bank AB:
4.875%, 05/13/2021 (1)(2)	16,080,000	16,640,101
4.250%, 09/21/2022 (1)(2)	14,785,000	15,455,372
Regions Bank,
3.374%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	14,000,000	14,122,530
Regions Financial Corp.,
3.200%, 02/08/2021	16,650,000	16,855,472
Reliance Standard Life Global Funding II,
2.625%, 07/22/2022 (2)	13,625,000	13,738,824
Royal Bank of Scotland Group PLC,
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	13,000,000	13,173,031
Royal Bank of Scotland PLC:
5.625%, 08/24/2020 (1)	2,450,000	2,516,144
6.125%, 01/11/2021 (1)	9,667,000	10,085,703
Santander Holdings USA, Inc.,
4.450%, 12/03/2021	17,300,000	18,069,266
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	1,030,000	1,033,230
3.125%, 01/08/2021 (1)	3,500,000	3,523,767
2.875%, 08/05/2021 (1)	2,970,000	2,980,609
Santander UK PLC,
2.125%, 11/03/2020 (1)	5,200,000	5,194,932
SMBC Aviation Capital Finance DAC,
2.650%, 07/15/2021 (1)(2)	1,950,000	1,950,795
Societe Generale SA,
4.250%, 09/14/2023 (1)(2)	8,500,000	9,018,670
Standard Chartered PLC:
2.250%, 04/17/2020 (1)(2)	5,000,000	4,995,571
3.050%, 01/15/2021 (1)(2)	17,471,000	17,569,681
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	5,486,000	5,671,970
Stifel Financial Corp.,
3.500%, 12/01/2020	27,498,000	27,787,987
SunTrust Banks, Inc.:
3.525%, 10/26/2021 (3 Month LIBOR USD + 0.500%) (3)	15,015,000	15,226,024
2.800%, 05/17/2022	18,000,000	18,313,279
Synchrony Financial:
3.750%, 08/15/2021	8,839,000	9,045,057
2.850%, 07/25/2022	5,000,000	5,042,076
Trinity Acquisition PLC,
3.500%, 09/15/2021 (1)	18,183,000	18,506,909
UBS Group Funding Jersey Ltd.,
3.000%, 04/15/2021 (1)(2)	3,000,000	3,036,025
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	9,471,000	9,551,291
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	7,200,000	7,277,671
WEA Finance LLC,
3.150%, 04/05/2022 (2)	12,750,000	13,008,217
Wells Fargo & Co.:
2.500%, 03/04/2021	3,900,000	3,918,309
3.069%, 01/24/2023	4,650,000	4,735,304
Wells Fargo Commercial Mortgage Trust,
3.325%, 07/23/2021 (3 Month LIBOR USD + 0.490%) (3)	15,000,000	15,132,321
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,585,000	14,240,943
Zions Bancorp NA:
3.500%, 08/27/2021	11,700,000	11,955,512
3.350%, 03/04/2022	20,000,000	20,447,116
Total Financials		1,355,410,865	20.9%
Total Corporate Bonds		3,489,068,003	53.8%

Municipal Bonds
City of Pittsburg CA,
5.864%, 07/01/2021	1,060,000	1,105,410
County of Sacramento CA,
7.680%, 08/15/2021	30,135,000	32,280,913
County of Saline AR,
3.550%, 06/01/2042 (Callable 06/01/2024)	2,000,000	2,089,720
Fresno Joint Powers Financing Authority,
2.880%, 04/01/2021	1,685,000	1,698,059
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	6,085,000	6,252,520
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 10/31/2019)	165,000	167,543
Memphis-Shelby County Industrial Development Board,
2.222%, 11/01/2020	5,990,000	6,003,058
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	5,450,000	5,572,897
New Jersey Economic Development Authority,
0.000%, 02/15/2021	1,440,000	1,397,002
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	1,805,000	1,948,534
5.976%, 03/01/2024	6,055,000	6,333,530
Public Finance Authority,
3.750%, 02/01/2022 (Callable 02/01/2020)	5,250,000	5,277,510
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034 (Callable 10/01/2022)	2,750,000	2,756,793
Total Municipal Bonds		72,883,489	1.1%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 2.168%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,610,257	1,605,946
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 2.468%, 10/25/2035 (1 Month LIBOR USD + 0.450%) (3)	9,760,466	9,800,101
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 10/25/2019	23,433	23,390
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	34,106	34,135
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	88,401	90,578
Series 2004-8CB, Class A, 2.558%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	1,707,972	1,714,171
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	60,606	60,917
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	582,055	467,704
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 2.358%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	3,357,015	3,362,047
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 2.233%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	5,583,469	5,572,849
Carrington Mortgage Loan Trust,
Series 2007-HE1, Class A2, 2.168%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	5,277,403	5,257,297
Countrywide Asset-Backed Certificates:
Series 2006-2, Class 2A3, 2.318%, 06/25/2036 (1 Month LIBOR USD + 0.300%) (3)	5,807,890	5,810,001
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	525,463	497,439
Series 2006-13, Class 1AF3, 4.290%, 01/25/2037 (4)	178,435	178,781
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%, 07/25/2058 (2)(4)	20,031,525	20,647,969
GSAA Trust,
Series 2005-6, Class A3, 2.388%, 06/25/2035 (1 Month LIBOR USD + 0.370%) (3)	299,254	299,526
GSAMP Trust,
Series 2006-HE7, Class A2D, 2.248%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	8,362,882	8,337,643
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.148%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	1,232,438	1,230,855
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 4.420%, 07/25/2035 (4)	393,316	398,103
MASTR Alternative Loan Trust:
Series 2003-9, Class 3A1, 4.750%, 10/25/2019	78	78
Series 2003-5, Class 7A1, 5.000%, 10/01/2031	43,791	39,634
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	2,950,084	3,160,452
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	2,231,646	2,271,370
Morgan Stanley,
Series 2005-HE5, Class M2, 2.663%, 09/25/2035 (1 Month LIBOR USD + 0.645%) (3)	8,744,356	8,756,396
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.248%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	1,695,337	1,693,494
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 2.678%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	647,734	648,960
RASC Series Trust,
Series 2005-KS11, Class M1, 2.418%, 12/25/2035 (1 Month LIBOR USD + 0.400%) (3)	4,509,664	4,515,256
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)	1,914,212	813,791
Saxon Asset Securities Trust,
Series 2006-2, Class A3C, 2.168%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	533,356	531,379
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 2.198%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	1,922,579	1,920,793
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 3.018%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	2,792,253	2,787,103
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 (7)	47,060	48,354
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.178%, 10/25/2043 (4)	4,574,834	4,711,280
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (2)(4)	1,167,848	1,167,240
Series 2015-4, Class A1, 3.500%, 04/25/2055 (2)(4)	2,514,921	2,532,867
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	7,748,218	7,740,281
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	15,090,396	15,228,102
Series 2017-5, Class A1, 2.618%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	9,727,911	9,690,501
Series 2017-2, Class A1, 2.750%, 04/25/2057 (2)(4)	4,127,785	4,159,128
Series 2017-3, Class A1, 2.750%, 06/25/2057 (2)(4)	13,014,381	13,050,915
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	12,287,469	12,610,956
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	3,288	3,276
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	3,794	3,781
Series 2004-AR3, Class A1, 4.499%, 06/25/2034 (4)	3,507,712	3,602,968
Total Residential Mortgage-Backed Securities		167,077,807	2.6%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K014, Class A2, 3.871%, 04/25/2021	10,082,523	10,265,826
Total U.S. Government Agency Issues		10,265,826	0.2%
Non-U.S. Government Agency Issues
COMM Mortgage Trust:
Series 2012-CR1, Class ASB, 3.053%, 05/17/2045	14,345,430	14,480,356
Series 2013-LC6, Class ASB, 2.478%, 01/12/2046	7,825,238	7,877,145
Series 2014-LC15, Class ASB, 3.528%, 04/12/2047	13,122,290	13,490,926
Series 2014-CR16, Class ASB, 3.653%, 04/12/2047	11,873,397	12,231,442
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	12,752,000	12,990,561
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	6,003,273	6,115,550
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/17/2045	12,193,897	12,198,533
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	1,797,720	1,824,030
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB, 3.761%, 08/17/2046 (4)	14,496,320	14,928,803
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.657%, 05/17/2046	16,539,184	16,673,544
Series 2013-C8, Class ASB, 2.699%, 12/17/2048	11,273,757	11,343,929
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB, 3.477%, 08/17/2050	13,702,580	14,111,605
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,188,660
Series 2013-C14, Class ASB, 2.977%, 06/15/2046	19,302,739	19,527,782
Total Non-U.S. Government Agency Issues		164,982,866	2.5%
Total Commercial Mortgage-Backed Securities		175,248,692	2.7%

Asset Backed Securities
Bank of The West Auto Trust:
Series 2018-1, Class A3, 3.430%, 12/15/2022 (2)	17,865,000	18,066,453
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2)	6,870,316	6,865,142
Series 2019-1, Class A3, 2.430%, 04/15/2024 (2)	7,775,000	7,834,452
Carmax Auto Owner Trust,
Series 2018-4, Class A3, 3.360%, 09/15/2023	11,300,000	11,561,392
Chesapeake Funding II LLC,
Series 2018-1A, Class A1, 3.040%, 04/15/2030 (2)	8,722,921	8,817,637
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	1,340	1,348
Series 1998-3, Class A5, 6.220%, 03/01/2030	63,773	66,026
Dell Equipment Finance Trust,
Series 2019-1, Class A3, 2.830%, 03/22/2024 (2)	27,550,000	27,932,127
Ford Credit Auto Owner Trust:
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	18,350,000	18,339,098
Series 2017-1, Class A, 2.620%, 08/15/2028 (2)	24,017,000	24,315,976
Kookmin Bank,
2.125%, 10/21/2021 (1)(2)	3,400,000	3,391,398
PFS Financing Corp.:
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	15,734,000	15,735,636
Series 2018-B, Class A, 2.890%, 02/15/2023 (2)	11,725,000	11,840,175
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	12,490,000	12,678,939
Series 2018-F, Class A, 3.520%, 10/16/2023 (2)	6,210,000	6,371,957
Santander Retail Auto Lease Trust,
Series 2017-A, Class A4, 2.370%, 01/20/2022 (2)	3,148,000	3,153,344
SoFi Consumer Loan Program LLC:
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	3,091,079	3,100,516
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	1,861,269	1,863,593
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	26,950,000	27,527,169
Synchrony Card Issuance Trust,
Series 2018-A1, Class A, 3.380%, 09/15/2024	33,970,000	34,842,998
TCF Auto Receivables Owner Trust,
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (2)	11,323,474	11,306,838
Tesla Auto Lease Trust,
Series 2018-B, Class A, 3.710%, 08/20/2021 (2)	5,758,693	5,851,415
Towd Point Mortgage Trust,
3.000%, 04/25/2039 (2)	6,700,000	6,746,062
Verizon Owner Trust,
Series 2019-B, Class A1A, 2.330%, 12/20/2023	21,450,000	21,619,732
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, 02/15/2022 (2)	33,375,000	33,474,805
World Financial Network Credit Card Master Trust:
Series 2017-C, Class A, 2.310%, 08/15/2024	19,279,000	19,314,481
Series 2016-A, Class A, 2.030%, 04/15/2025	16,710,000	16,683,418
Series 2019-A, Class A, 3.140%, 12/15/2025	7,900,000	8,075,114
Total Asset Backed Securities		367,377,241	5.7%
Total Long-Term Investments (Cost $6,319,485,701)		6,396,650,905	98.7%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 1.89% (5)	149,685,873	149,685,873
Total Short-Term Investment (Cost $149,685,873)		149,685,873	2.3%
Total Investments (Cost $6,469,171,574)		6,546,336,778	101.0%
Liabilities in Excess of Other Assets		(64,326,654)	(1.0)%
TOTAL NET ASSETS		$6,482,010,124	100.0%

Notes to Schedule of Investments
LIBOR - London Inter-bank Offered Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund's liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2019, the value of these securities total $1,457,528,370, which represents 22.49% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2019.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2019.

Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2019 (Unaudited)
Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,073,873,763	$–	$2,073,873,763
Other Government Related Securities	–	51,121,910	–	51,121,910
Corporate Bonds	–	3,489,068,003	–	3,489,068,003
Municipal Bonds	–	72,883,489	–	72,883,489
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	167,077,807	–	167,077,807
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	10,265,826	–	10,265,826
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	164,982,866	–	164,982,866
Asset Backed Securities	–	367,377,241	–	367,377,241
Total Long-Term Investments	–	6,396,650,905	–	6,396,650,905
Short-Term Investment
Money Market Mutual Fund	149,685,873	–	–	149,685,873
Total Short-Term Investment	149,685,873	–	–	149,685,873
Total Investments	$149,685,873	$6,396,650,905	$–	$6,546,336,778

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.